Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	21 Months Ended	26 Months Ended	27 Months Ended	33 Months Ended	38 Months Ended	50 Months Ended	62 Months Ended
	Sep. 24, 2024	Jan. 18, 2023	Aug. 18, 2020	Oct. 31, 2024	Oct. 31, 2020	Apr. 30, 2023	Jan. 31, 2025	Apr. 30, 2025	Oct. 31, 2023	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2021	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2022	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000220929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			$ 10,000		$ 9,804								$ 11,309			$ 9,375			$ 9,734	$ 11,545	$ 12,904
C000220931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,800								11,272			9,318			9,645	11,409	12,712
C000220930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,803								11,303			9,365			9,718	11,521	12,864
C000220934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,627								13,501			10,739			11,708	15,444	18,645
C000220932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,615								13,456			10,685			11,615	15,286	18,413
C000220933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,628								13,509			10,751			11,727	15,471	18,700
C000220940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,745								12,124			9,920			10,470	12,757	14,500
C000220939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,732								12,084			9,855			10,364	12,602	14,281
C000220938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,745								12,117			9,907			10,450	12,731	14,466
C000220941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,706								12,572			10,209			10,855	13,521	15,627
C000220942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,703								12,540			10,149			10,774	13,380	15,428
C000220943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,706								12,578			10,221			10,871	13,554	15,667
C000220945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,667								12,973			10,445			11,303	14,385	16,867
C000220946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,664								12,932			10,380			11,188	14,210	16,604
C000220944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,666								12,968			10,435			11,285	14,360	16,827
C000220948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,637								13,307			10,635			11,516	14,914	17,725
C000220947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,634								13,270			10,581			11,430	14,756	17,500
C000220949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,637								13,314			10,647			11,535	14,951	17,779
C000220952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,628								13,476			10,725			11,679	15,315	18,383
C000220950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,624								13,425			10,672			11,559	15,124	18,105
C000220951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,627								13,468			10,713			11,659	15,277	18,339
C000220955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,627								13,500			10,736			11,693	15,412	18,594
C000220953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,614								13,465			10,703			11,606	15,256	18,361
C000220954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,628								13,507			10,748			11,712	15,439	18,651
C000220957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000		9,628								13,508			10,741			11,709	15,443	18,640
C000220958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value			10,000		9,615								13,462			10,669			11,595	15,249	18,355
C000220956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000		9,627								13,501			10,730			11,692	15,408	18,591
C000244506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value		$ 10,000				$ 10,013			$ 9,383					$ 9,913	$ 10,407		$ 10,652	$ 11,072
C000244507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value		10,000				10,016			9,379					9,923	10,426		10,665	11,101
C000251819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value	$ 10,000			$ 9,790			$ 10,177	$ 9,791		$ 10,920		$ 11,867
C000251818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares
Accumulated Value	10,000			9,790			10,159	9,773		10,891		11,827
C000251817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	10,000			9,790			10,166	9,789		10,919		11,855
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000				$ 9,997			$ 9,384					$ 9,850	$ 10,374		$ 10,640	$ 11,013
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA Index
Accumulated Value	10,000		10,000	9,976	9,709		10,645	9,814		11,236		12,159	13,917			11,622			12,794	17,707	21,582
MSCI USA C000220930 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA Index
MSCI USA C000220929 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA Index
MSCI USA C000220931 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA Index
Bloomberg MSCI U S Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg MSCI U.S. Aggregate ESG Focus Index
Accumulated Value			10,000		9,939								9,892			8,338			8,370	9,251	9,822
LifePath ESG Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index Retirement Fund Custom Benchmark
Accumulated Value			10,000		9,816								11,337			9,408			9,741	11,576	12,949
LifePath ESG Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2065 Fund Custom Benchmark
Accumulated Value			10,000		9,616								13,505			10,757			11,708	15,470	18,695
Bloomberg U S Aggregate Bond C000220932 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220933 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220934 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220938 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000		9,937								9,889			8,338			8,368	9,251	9,820
Bloomberg U S Aggregate Bond C000220940 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
MSCI USA Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI USA Extended ESG Focus Index
Accumulated Value	10,000		10,000	9,940	9,696		10,579	9,710		11,112		12,061	13,934			11,514			12,535	17,295	20,985
LifePath ESG Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2030 Fund Custom Benchmark
Accumulated Value			10,000		9,745								12,161			9,963			10,483	12,817	14,581
Bloomberg U S Aggregate Bond C000220939 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220942 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2035 Fund Custom Benchmark
Accumulated Value			10,000		9,703								12,589			10,233			10,871	13,576	15,685
Bloomberg U S Aggregate Bond C000220943 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220941 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220945 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220946 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2040 Fund Custom Benchmark
Accumulated Value			10,000		9,665								12,983			10,471			11,228	14,306	16,774
Bloomberg U S Aggregate Bond C000220944 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220947 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2045 Fund Custom Benchmark
Accumulated Value			10,000		9,635								13,304			10,655			11,517	14,948	17,764
Bloomberg U S Aggregate Bond C000220949 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220948 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220951 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220952 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220950 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2050 Fund Custom Benchmark
Accumulated Value			10,000		9,619								13,474			10,745			11,674	15,341	18,424
LifePath ESG Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2055 Fund Custom Benchmark
Accumulated Value			10,000		9,616								13,507			10,759			11,710	15,471	18,680
Bloomberg U S Aggregate Bond C000220953 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220954 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220955 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220958 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220957 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000220956 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2060 Fund Custom Benchmark
Accumulated Value			$ 10,000		$ 9,616								$ 13,506			$ 10,758			$ 11,709	$ 15,472	$ 18,697
Bloomberg U S Aggregate Bond C000251819 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000251818 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000251817 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,720			9,714	9,970		10,024		10,319
LifePath ESG Index 2070 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath® ESG Index 2070 Fund Custom Benchmark
Accumulated Value	$ 10,000			$ 9,817			$ 10,223	$ 9,825		$ 10,958		$ 11,863